Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 45,673	$ 285,668
Short-term investments		382,039	469,636
Accounts receivable, net	[1]	32,803	32,619
Prepayments and other current assets		7,326	8,801
Contract assets		634	962
Held-for-sale assets		17,004	0
Total current assets		485,479	797,686
Non-current assets:
Property and equipment, net		12,946	19,194
Operating lease right-of-use assets		2,344	7,436
Intangible assets		2,727	6,697
Goodwill		31,928	56,142
Long-term investments		94,159	53,925
Prepayment for land use right		168,244	0
Other non-current assets		2,888	3,919
Total non-current assets		315,236	147,313
Total assets		800,715	944,999
Current liabilities:
Accounts payable		10,103	5,309
Advances from customers		8,352	9,068
Taxes payable		1,867	2,435
Current operating lease liabilities		1,932	3,957
Accrued expenses and other current liabilities		47,011	53,034
Held-for-sale liabilities		2,388	0
Total current liabilities		71,653	73,803
Non-current liabilities:
Long term payable		55	495
Long-term operating lease liabilities		340	3,452
Deferred tax liabilities		407	988
Total non-current liabilities		802	4,935
Total liabilities		72,455	78,738
Commitments and contingencies (Note 22)
Shareholders' equity
Additional paid-in-capital		1,134,704	1,099,369
Treasury shares at cost		(41,815)	0
Accumulated other comprehensive (loss) income		(7,994)	3,149
Accumulated deficit		(356,682)	(236,302)
Total shareholders' equity		728,260	866,261
Total liabilities, and shareholders' equity		800,715	944,999
Common Class A
Shareholders' equity
Ordinary shares		39	37
Common Class B
Shareholders' equity
Ordinary shares		$ 8	$ 8

[1]	The allowance for current expected credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(j) for the Company’s CECL policy.